Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,682,252	$ 2,711,852
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	65,982	73,150
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	73,997	73,163
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	7,671	6,779
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,654,955	1,611,647
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,709	8,955
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	205,564	197,747
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	73	27
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 47,529	$ 57,389